Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Income Securities Trust
Entity Central Index Key	0000789281
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000100297
Shareholder Report [Line Items]
Fund Name	Federated Hermes Floating Rate Strategic Income Fund
Class Name	Class A Shares
Trading Symbol	FRSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Floating Rate Strategic Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$94	0.92%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blended index comprised of 55% Bloomberg US Leveraged Loan Index; 30% ICE BofA 1-Year US Treasury Note Index; 15% ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income and low interest rate volatility by investing primarily in a strategic mix of floating-rate fixed-income investments: domestic investment-grade, domestic noninvestment-grade and foreign fixed-income.

Top Contributors to Performance

  The Fund’s investment grade holdings significantly outperformed their Blended Index component through positive security selection, creating the strongest contributor to relative performance.

  The Fund’s Project and Trade Finance holdings also significantly outperformed their Blended Index component, producing a meaningful positive relative contribution despite being underweight the sector versus the Blended Index.

  The Fund’s overweight allocation to bank loans was a positive contributor to relative performance as bank loans were the highest performing sector within the Blended Index; within the Fund’s bank loan holdings, security selection drove outperformance versus the Blended Index.

Top Detractors from Performance

  The Fund’s cash holdings detracted from performance relative to the Blended Index because cash had the lowest return of all the Fund’s investments.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class A Shares with sales load	Bloomberg US Aggregate Bond Index
3/31/2016	$9,897	$10,000
3/31/2017	$10,597	$10,044
3/31/2018	$10,916	$10,165
3/31/2019	$11,197	$10,620
3/31/2020	$10,263	$11,569
3/31/2021	$11,701	$11,651
3/31/2022	$11,878	$11,168
3/31/2023	$11,701	$10,633
3/31/2024	$12,717	$10,814
3/31/2025	$13,420	$11,342
3/31/2026	$13,966	$11,835

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 324,151,122
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,877,191
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$324,151,122 Number of Investments46 Portfolio Turnover5% Total Advisory Fees Paid$1,877,191
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Table Summary
Value	Value
Asset-Backed Securities	0.0%Footnote Reference*
Common Stocks	0.0%Footnote Reference*
Adjustable Rate Mortgages	0.0%Footnote Reference*
U.S. Treasury Securities	0.8%
Corporate Bonds	4.4%
Exchange-Traded Funds	4.7%
Cash Equivalents	5.5%
Trade Finance Agreements	12.0%
Collateralized Mortgage Obligations	21.6%
Floating Rate Loans	46.4%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 1, 2026, B. Anthony Delserone, Jr., CFA, will retire and no longer serve as a portfolio manager of the Fund.

     Effective April 3, 2026, Todd A. Abraham, CFA, will retire and no longer serve as a portfolio manager of the Fund.

     Effective April 3, 2026, J. Andrew Kirschler has been added as a Portfolio Manager to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000093604
Shareholder Report [Line Items]
Fund Name	Federated Hermes Floating Rate Strategic Income Fund
Class Name	Institutional Shares
Trading Symbol	FFRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Floating Rate Strategic Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blended index comprised of 55% Bloomberg US Leveraged Loan Index; 30% ICE BofA 1-Year US Treasury Note Index; 15% ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income and low interest rate volatility by investing primarily in a strategic mix of floating-rate fixed-income investments: domestic investment-grade, domestic noninvestment-grade and foreign fixed-income.

Top Contributors to Performance

  The Fund’s investment grade holdings significantly outperformed their Blended Index component through positive security selection, creating the strongest contributor to relative performance.

  The Fund’s Project and Trade Finance holdings also significantly outperformed their Blended Index component, producing a meaningful positive relative contribution despite being underweight the sector versus the Blended Index.

  The Fund’s overweight allocation to bank loans was a positive contributor to relative performance as bank loans were the highest performing sector within the Blended Index; within the Fund’s bank loan holdings, security selection drove outperformance versus the Blended Index.

Top Detractors from Performance

  The Fund’s cash holdings detracted from performance relative to the Blended Index because cash had the lowest return of all the Fund’s investments.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Bloomberg US Aggregate Bond Index
3/31/2016	$10,000	$10,000
3/31/2017	$10,744	$10,044
3/31/2018	$11,106	$10,165
3/31/2019	$11,433	$10,620
3/31/2020	$10,512	$11,569
3/31/2021	$12,014	$11,651
3/31/2022	$12,227	$11,168
3/31/2023	$12,061	$10,633
3/31/2024	$13,141	$10,814
3/31/2025	$13,917	$11,342
3/31/2026	$14,520	$11,835

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 324,151,122
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,877,191
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$324,151,122 Number of Investments46 Portfolio Turnover5% Total Advisory Fees Paid$1,877,191
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Table Summary
Value	Value
Asset-Backed Securities	0.0%Footnote Reference*
Common Stocks	0.0%Footnote Reference*
Adjustable Rate Mortgages	0.0%Footnote Reference*
U.S. Treasury Securities	0.8%
Corporate Bonds	4.4%
Exchange-Traded Funds	4.7%
Cash Equivalents	5.5%
Trade Finance Agreements	12.0%
Collateralized Mortgage Obligations	21.6%
Floating Rate Loans	46.4%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 1, 2026, B. Anthony Delserone, Jr., CFA, will retire and no longer serve as a portfolio manager of the Fund.

     Effective April 3, 2026, Todd A. Abraham, CFA, will retire and no longer serve as a portfolio manager of the Fund.

     Effective April 3, 2026, J. Andrew Kirschler has been added as a Portfolio Manager to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000176299
Shareholder Report [Line Items]
Fund Name	Federated Hermes Floating Rate Strategic Income Fund
Class Name	Class R6 Shares
Trading Symbol	FFRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Floating Rate Strategic Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blended index comprised of 55% Bloomberg US Leveraged Loan Index; 30% ICE BofA 1-Year US Treasury Note Index; 15% ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income and low interest rate volatility by investing primarily in a strategic mix of floating-rate fixed-income investments: domestic investment-grade, domestic noninvestment-grade and foreign fixed-income.

Top Contributors to Performance

  The Fund’s investment grade holdings significantly outperformed their Blended Index component through positive security selection, creating the strongest contributor to relative performance.

  The Fund’s Project and Trade Finance holdings also significantly outperformed their Blended Index component, producing a meaningful positive relative contribution despite being underweight the sector versus the Blended Index.

  The Fund’s overweight allocation to bank loans was a positive contributor to relative performance as bank loans were the highest performing sector within the Blended Index; within the Fund’s bank loan holdings, security selection drove outperformance versus the Blended Index.

Top Detractors from Performance

  The Fund’s cash holdings detracted from performance relative to the Blended Index because cash had the lowest return of all the Fund’s investments.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class R6 Shares	Bloomberg US Aggregate Bond Index
3/31/2016	$10,000	$10,000
3/31/2017	$10,738	$10,044
3/31/2018	$11,100	$10,165
3/31/2019	$11,416	$10,620
3/31/2020	$10,496	$11,569
3/31/2021	$11,999	$11,651
3/31/2022	$12,225	$11,168
3/31/2023	$12,060	$10,633
3/31/2024	$13,141	$10,814
3/31/2025	$13,903	$11,342
3/31/2026	$14,506	$11,835

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 324,151,122
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,877,191
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$324,151,122 Number of Investments46 Portfolio Turnover5% Total Advisory Fees Paid$1,877,191
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Table Summary
Value	Value
Asset-Backed Securities	0.0%Footnote Reference*
Common Stocks	0.0%Footnote Reference*
Adjustable Rate Mortgages	0.0%Footnote Reference*
U.S. Treasury Securities	0.8%
Corporate Bonds	4.4%
Exchange-Traded Funds	4.7%
Cash Equivalents	5.5%
Trade Finance Agreements	12.0%
Collateralized Mortgage Obligations	21.6%
Floating Rate Loans	46.4%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 1, 2026, B. Anthony Delserone, Jr., CFA, will retire and no longer serve as a portfolio manager of the Fund.

     Effective April 3, 2026, Todd A. Abraham, CFA, will retire and no longer serve as a portfolio manager of the Fund.

     Effective April 3, 2026, J. Andrew Kirschler has been added as a Portfolio Manager to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024652
Shareholder Report [Line Items]
Fund Name	Federated Hermes Fund for U.S. Government Securities
Class Name	Class A Shares
Trading Symbol	FUSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$98	0.96%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Mortgage Backed Securities Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of U.S. government securities, including mortgage-backed securities of investment-grade quality.

Top Contributors to Performance

  Duration strategy proved beneficial as the Fund’s effective duration exceeded that of the Index, aiding relative Fund performance as market yields declined.

  Sector allocation made a positive relative contribution attributed to agency collateralized mortgage obligation (CMO) floaters.

  The Fund used derivatives as a tool to assist in managing interest rate strategy. The principal derivatives the Fund used for these purposes were U.S. Treasury futures contracts. For the reporting period, the use of futures contracts contributed to Fund performance relative to the Index.

Top Detractors from Performance

  Yield curve strategy detracted slightly from relative performance over the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Mortgage Backed Securities Index
3/31/2016	$9,544	$10,000	$10,000
3/31/2017	$9,542	$10,044	$10,017
3/31/2018	$9,556	$10,165	$10,095
3/31/2019	$9,889	$10,620	$10,542
3/31/2020	$10,468	$11,569	$11,283
3/31/2021	$10,488	$11,651	$11,273
3/31/2022	$9,875	$11,168	$10,719
3/31/2023	$9,338	$10,633	$10,199
3/31/2024	$9,408	$10,814	$10,340
3/31/2025	$9,845	$11,342	$10,898
3/31/2026	$10,336	$11,835	$11,529

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 87,765,819
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 56,044
InvestmentCompanyPortfolioTurnover	211.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$87,765,819 Number of Investments149 Portfolio Turnover211% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)27% Total Advisory Fees Paid$56,044
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Non-Agency Mortgage-Backed Securities	0.9%
Asset-Backed Securities	1.2%
Cash Equivalents	4.1%
Collateralized Mortgage Obligations	20.5%
U.S. Government Agency Mortgage-Backed Securities	94.6%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 3, 2026, Todd A. Abraham, CFA, retired from the Fund’s Adviser and no longer serves as a portfolio manager of the Fund.

     Effective April 3, 2026, J. Andrew Kirschler has been added as a portfolio manager to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024654
Shareholder Report [Line Items]
Fund Name	Federated Hermes Fund for U.S. Government Securities
Class Name	Class C Shares
Trading Symbol	FUSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$175	1.71%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Mortgage Backed Securities Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of U.S. government securities, including mortgage-backed securities of investment-grade quality.

Top Contributors to Performance

  Duration strategy proved beneficial as the Fund’s effective duration exceeded that of the Index, aiding relative Fund performance as market yields declined.

  Sector allocation made a positive relative contribution attributed to agency collateralized mortgage obligation (CMO) floaters.

  The Fund used derivatives as a tool to assist in managing interest rate strategy. The principal derivatives the Fund used for these purposes were U.S. Treasury futures contracts. For the reporting period, the use of futures contracts contributed to Fund performance relative to the Index.

Top Detractors from Performance

  Yield curve strategy detracted slightly from relative performance over the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class C Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Mortgage Backed Securities Index
3/31/2016	$10,000	$10,000	$10,000
3/31/2017	$9,922	$10,044	$10,017
3/31/2018	$9,862	$10,165	$10,095
3/31/2019	$10,127	$10,620	$10,542
3/31/2020	$10,640	$11,569	$11,283
3/31/2021	$10,579	$11,651	$11,273
3/31/2022	$9,900	$11,168	$10,719
3/31/2023	$9,278	$10,633	$10,199
3/31/2024	$9,274	$10,814	$10,340
3/31/2025	$9,705	$11,342	$10,898
3/31/2026	$10,190	$11,835	$11,529

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 87,765,819
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 56,044
InvestmentCompanyPortfolioTurnover	211.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$87,765,819 Number of Investments149 Portfolio Turnover211% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)27% Total Advisory Fees Paid$56,044
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Non-Agency Mortgage-Backed Securities	0.9%
Asset-Backed Securities	1.2%
Cash Equivalents	4.1%
Collateralized Mortgage Obligations	20.5%
U.S. Government Agency Mortgage-Backed Securities	94.6%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 3, 2026, Todd A. Abraham, CFA, retired from the Fund’s Adviser and no longer serves as a portfolio manager of the Fund.

     Effective April 3, 2026, J. Andrew Kirschler has been added as a portfolio manager to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000219628
Shareholder Report [Line Items]
Fund Name	Federated Hermes Fund for U.S. Government Securities
Class Name	Institutional Shares
Trading Symbol	FCBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Mortgage Backed Securities Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of U.S. government securities, including mortgage-backed securities of investment-grade quality.

Top Contributors to Performance

  Duration strategy proved beneficial as the Fund’s effective duration exceeded that of the Index, aiding relative Fund performance as market yields declined.

  Sector allocation made a positive relative contribution attributed to agency collateralized mortgage obligation (CMO) floaters.

  The Fund used derivatives as a tool to assist in managing interest rate strategy. The principal derivatives the Fund used for these purposes were U.S. Treasury futures contracts. For the reporting period, the use of futures contracts contributed to Fund performance relative to the Index.

Top Detractors from Performance

  Yield curve strategy detracted slightly from relative performance over the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Mortgage Backed Securities Index
3/31/2016	$10,000	$10,000	$10,000
3/31/2017	$9,997	$10,044	$10,017
3/31/2018	$10,013	$10,165	$10,095
3/31/2019	$10,361	$10,620	$10,542
3/31/2020	$10,968	$11,569	$11,283
3/31/2021	$10,994	$11,651	$11,273
3/31/2022	$10,383	$11,168	$10,719
3/31/2023	$9,842	$10,633	$10,199
3/31/2024	$9,940	$10,814	$10,340
3/31/2025	$10,429	$11,342	$10,898
3/31/2026	$10,977	$11,835	$11,529

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 87,765,819
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 56,044
InvestmentCompanyPortfolioTurnover	211.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$87,765,819 Number of Investments149 Portfolio Turnover211% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)27% Total Advisory Fees Paid$56,044
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Non-Agency Mortgage-Backed Securities	0.9%
Asset-Backed Securities	1.2%
Cash Equivalents	4.1%
Collateralized Mortgage Obligations	20.5%
U.S. Government Agency Mortgage-Backed Securities	94.6%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 3, 2026, Todd A. Abraham, CFA, retired from the Fund’s Adviser and no longer serves as a portfolio manager of the Fund.

     Effective April 3, 2026, J. Andrew Kirschler has been added as a portfolio manager to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation